Financial Instruments and Fair Value Disclosures (Schedule of Other Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	$ 0	$ 20,729
Equity method investments	42,209	15,769
Warrant liability	9,286	6,332
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		20,729
Investment in related party	6,968	8,315
Interest rate swap, asset	148	129
Total fair value measurements	7,116	29,173
Warrant liability	9,286	6,332
Interest rate swap, liability	226	568
Total recurring fair value measurements	9,512	6,900
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		20,729
Investment in related party	6,788	8,138
Total fair value measurements	6,788	28,867
Warrant liability	9,286	6,332
Total recurring fair value measurements	9,286	6,332
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap, asset	148	129
Total fair value measurements	148	129
Interest rate swap, liability	226	568
Total recurring fair value measurements	226	568
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in related party	180	177
Total fair value measurements	$ 180	177
Non recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		4,519
Total fair value measurements		12,328
Non recurring fair value measurements [Member] | Long Lived Assets Held For Use [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use		7,809
Non recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measurements		7,809
Non recurring fair value measurements [Member] | Level 1 [Member] | Long Lived Assets Held For Use [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use		7,809
Non recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		4,519
Total fair value measurements		$ 4,519